PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,
	2024	2025
	US$’000	US$’000
Investment property	442	442
Computer software	229	231
Renovation	87	87
Office equipment	16	16
Furniture and fittings	34	34
Motor vehicle	239	239
Subtotal	1,047	1,049
Less: Accumulated depreciation	(469)	(525)
Property, plant and equipment, net	578	524

Depreciation expense was US$62,217, US$60,430 and US$56,315 for the years ended December 31, 2023, 2024 and 2025, respectively.